J.P. MORGAN SERIES TRUST II

JPMorgan Bond Portfolio

Supplement dated June 10, 2008
to the Prospectus dated May 1, 2008

The heading “The Portfolio Manager” and first paragraph immediately following it on page 8 are hereby deleted in their entirety and replaced with the following:

The Portfolio Managers

Timothy N. Neumann, Managing Director and CFA charterholder, and William Eigen, Managing Director and CFA charterholder, are the lead portfolio managers who are responsible for the day-to-day management of the Portfolio. An employee of JPMIM since 1997, Mr. Neumann is the head of the New York portfolio manager group and lead portfolio manager for core investment grade strategies, working with the macro team and sector teams to deliver account-specific portfolio strategies. Mr. Eigen has been the head of Core Plus and Absolute Return Fixed Income strategies at JPMIM since April 2008. In addition to his role as portfolio manager for the Bond Portfolio, he has also served as a portfolio manager for Highbridge Capital Management, LLC (Highbridge), an indirect majority owned subsidiary of JPMorgan Chase & Co., since August 2005. Prior to his position with Highbridge, Mr. Eigen served as an analyst and lead portfolio manager at Fidelity Investments from 1994 to 2005 where he was responsible for managing multi-sector income strategies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-BP-PM-608

J.P. MORGAN SERIES TRUST II

JPMorgan Bond Portfolio

Supplement dated June 10, 2008
to the Statement of Additional Information dated May 1, 2008

The following sections are added to the information in the Statement of Additional Information, dated May 1, 2008, under the headings “Portfolio Managers — Other Accounts Managed” and “Ownership of Securities”:

Other Accounts Managed (As of February 29, 2008)

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Bond Portfolio
William Eigen	1	$840	1	$151	0	0

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Bond Portfolio
William Eigen	0	0	0	0	0	0

Ownership of Securities

Aggregate Dollar Range of Securities in the Portfolio(1)
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Bond Portfolio
William Eigen	X

(1)	None of the portfolio managers beneficially owned equity securities of the Portfolios which are currently held exclusively through insurance company separate accounts or eligible qualified plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-BP-PM-608